Income Tax, Income tax benefit/(expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Current tax	$ (35,172)	$ (39,372)	$ (51,016)
Deferred tax	34,382	49,061	14,796
Deferred tax expense (income) relating to the origination and reversal of temporary differences	34,382	49,061	14,796
Total income tax (expense)/income	$ (790)	$ 9,689	$ (36,220)